T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND
August 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 54.5%
COMMUNICATION SERVICES 5.6%

Diversified Telecommunication Services 0.3%
KT (KRW)	30,727	616
Nippon Telegraph & Telephone (JPY)	238,100	5,418
Telecom Italia (EUR)	1,804,784	854
		6,888
Entertainment 0.9%
Cinemark Holdings	19,900	291
Electronic Arts (1)	924	129
Netflix (1)	19,893	10,535
Sea, ADR (1)	25,089	3,834
Spotify Technology (1)	8,089	2,282
Walt Disney	29,603	3,904
Zynga, Class A (1)	84,700	767
		21,742
Interactive Media & Services 4.0%
Alphabet, Class A (1)	3,091	5,037
Alphabet, Class C (1)(2)	24,532	40,090
Baidu, ADR (1)	4,415	550
Facebook, Class A (1)(2)	106,398	31,196
IAC/InterActiveCorp (1)	3,316	441
JOYY, ADR	17,760	1,517
Match Group (1)	28,774	3,214
NAVER (KRW)	6,146	1,664
Snap, Class A (1)	10,746	243
Tencent Holdings (HKD)	189,410	12,940
Z Holdings (JPY)	264,000	1,757
		98,649
Media 0.3%
Cable One	796	1,465
Charter Communications, Class A (1)	309	190
CyberAgent (JPY)	34,000	1,811
National CineMedia	42,258	153

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Stroeer (EUR) (1)	16,074	1,253
WPP (GBP)	175,153	1,484
		6,356
Wireless Telecommunication Services 0.1%
SoftBank Group (JPY)	25,900	1,602
Vodafone Group, ADR	126,372	1,866
		3,468
Total Communication Services		137,103
CONSUMER DISCRETIONARY 7.4%

Auto Components 0.4%
Aptiv	914	79
Autoliv, SDR (SEK)	17,233	1,360
Denso (JPY)	26,000	1,094
Gentherm (1)	10,979	496
Magna International	81,745	3,974
Stanley Electric (JPY)	48,400	1,382
Stoneridge (1)	11,600	234
Sumitomo Rubber Industries (JPY)	54,500	524
Visteon (1)	4,212	318
		9,461
Automobiles 0.3%
General Motors	44,795	1,327
Honda Motor (JPY)	32,100	817
Suzuki Motor (JPY)	37,100	1,519
Toyota Motor (JPY)	56,700	3,745
		7,408
Diversified Consumer Services 0.1%
API Group (1)	23,267	329
API Group, Warrants, 10/10/20 (1)	30,967	31
Bright Horizons Family Solutions (1)	4,458	593
ServiceMaster Global Holdings (1)	6,900	275
Strategic Education	1,154	119
		1,347
Hotels, Restaurants & Leisure 1.2%
BJ's Restaurants	18,853	594

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Chipotle Mexican Grill (1)	1,940	2,542
Chuy's Holdings (1)	20,439	454
Compass Group (GBP)	103,274	1,671
Denny's (1)	22,000	252
Drive Shack (1)	40,000	56
Dunkin' Brands Group	5,100	388
Fiesta Restaurant Group (1)	27,719	278
Hilton Worldwide Holdings	49,747	4,495
Marriott International, Class A	40,882	4,207
McDonald's	30,028	6,412
MGM Resorts International (3)	63,603	1,431
OneSpaWorld Holdings	12,986	90
Papa John's International	14,600	1,435
Red Robin Gourmet Burgers (1)	11,808	131
Yum! Brands	57,903	5,550
		29,986
Household Durables 0.4%
Cavco Industries (1)	1,700	325
Lennar, Class A	33,481	2,505
Panasonic (JPY)	156,900	1,446
Persimmon (GBP)	48,234	1,676
Skyline Champion (1)	15,931	455
Sony (JPY)	28,800	2,255
Tempur Sealy International (1)	6,300	539
TRI Pointe Group (1)	23,663	399
		9,600
Internet & Direct Marketing Retail 3.6%
A Place for Rover, Acquisition Date: 5/25/18, Cost: $5 (1)(4)(5)	669	4
Alibaba Group Holding, ADR (1)	76,500	21,958
Amazon. com (1)(2)	16,005	55,232
ASOS (GBP) (1)	49,163	3,217
Booking Holdings (1)	2,560	4,891
Etsy (1)	4,682	560
Trip. com Group, ADR (1)	1,874	57
Zalando (EUR) (1)	28,159	2,467
		88,386

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Multiline Retail 0.3%
Dollar General	25,480	5,144
Dollar Tree (1)	1,191	115
Next (GBP)	23,183	1,858
Ollie's Bargain Outlet Holdings (1)	14,951	1,428
		8,545
Specialty Retail 0.7%
Aaron's	16,626	929
Burlington Stores (1)	6,900	1,359
Five Below (1)	2,100	230
Home Depot	4,535	1,293
Kingfisher (GBP)	607,532	2,209
Lowe's	1,235	203
Michaels (1)	43,600	490
Monro	15,250	703
O'Reilly Automotive (1)	3,618	1,685
RH (1)	1,334	441
Ross Stores	46,785	4,261
TJX	34,726	1,903
Vroom (1)	1,915	131
Vroom, Acquisition Date: 6/30/17 - 11/21/19, Cost: $176 (1)(4)	17,436	1,137
		16,974
Textiles, Apparel & Luxury Goods 0.4%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost: $75
(1)(4)(5)	6,830	88
EssilorLuxottica (EUR) (1)	12,826	1,717
Kering (EUR)	2,744	1,684
Lululemon Athletica (1)	8,368	3,144
Moncler (EUR) (1)	47,598	1,845
NIKE, Class B	8,683	971
Samsonite International (HKD) (1)	474,000	547
Steven Madden	3,100	66
		10,062
Total Consumer Discretionary		181,769

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CONSUMER STAPLES 2.0%

Beverages 0.3%
Boston Beer, Class A (1)	2,833	2,499
Coca-Cola	15,749	780
Diageo (GBP)	72,411	2,419
Kirin Holdings (JPY)	52,800	1,038
		6,736
Food & Staples Retailing 0.1%
Seven & i Holdings (JPY) (3)	67,400	2,175
Welcia Holdings (JPY)	23,000	985
		3,160
Food Products 1.0%
Barry Callebaut (CHF)	635	1,408
BellRing Brands, Class A (1)	7,915	154
Cal-Maine Foods (1)	17,197	664
Nestle (CHF)	95,277	11,476
Nomad Foods (1)	21,852	539
Post Holdings (1)	8,400	739
Sanderson Farms	4,500	526
TreeHouse Foods (1)	16,800	719
Tyson Foods, Class A	79,393	4,986
Utz Brands (1)	24,425	449
Utz Brands, Warrants, 8/28/25 (1)	6,508	41
Wilmar International (SGD)	561,700	1,797
		23,498
Personal Products 0.4%
L'Oreal (EUR)	10,213	3,389
Pola Orbis Holdings (JPY)	20,100	364
Unilever (GBP)	122,294	7,231
		10,984
Tobacco 0.2%
Altria Group	32,606	1,426
Philip Morris International	41,463	3,308
		4,734
Total Consumer Staples		49,112

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ENERGY 1.2%

Energy Equipment & Services 0.3%
Cactus, Class A	7,500	166
Computer Modelling Group (CAD)	26,600	106
Dril-Quip (1)	5,300	176
Halliburton	261,300	4,228
Liberty Oilfield Services, Class A	45,280	292
NexTier Oilfield Solutions (1)	70,400	177
Worley (AUD)	180,941	1,277
		6,422
Oil, Gas & Consumable Fuels 0.9%
Devon Energy	20,700	225
Diamondback Energy	15,200	592
Enbridge	116,683	3,736
EOG Resources	40,023	1,815
Equinor (NOK)	153,961	2,491
Magnolia Oil & Gas, Class A (1)	57,544	371
Parsley Energy, Class A	13,160	142
Pioneer Natural Resources	1,039	108
Royal Dutch Shell, Class B, ADR	37,169	1,044
Seven Generations Energy, Class A (CAD) (1)	35,400	112
TC Energy	84,111	3,925
TOTAL (EUR)	81,067	3,216
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost:
$18 (1)(4)(5)	6	23
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost: $232 (1)(4)(5)	64	246
Williams	264,801	5,497
		23,543
Total Energy		29,965
FINANCIALS 6.6%

Banks 2.2%
Atlantic Capital Bancshares (1)	11,503	133
Australia & New Zealand Banking Group (AUD)	97,472	1,313
Bank of America	461,584	11,881

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

BankUnited	33,800	790
BNP Paribas (EUR) (1)	54,511	2,375
Bridge Bancorp	9,900	198
Close Brothers Group (GBP)	27,547	413
Columbia Banking System	7,973	223
CrossFirst Bankshares (1)	18,096	167
DBS Group Holdings (SGD)	65,342	1,001
DNB (NOK) (1)	196,563	3,149
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost: $41 (1)(4)(5)	4,058	21
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost: $20 (1)(4)(5)	1,993	11
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date:
5/6/19, Cost: $- (1)(4)(5)	605	—
East West Bancorp	13,400	493
Equity Bancshares, Class A (1)	9,876	157
Erste Group Bank (EUR) (1)	40,040	972
FB Financial	16,367	442
First Bancshares	10,889	233
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost: $67 (1)(4)(5)	6,708	50
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost: $- (1)(4)(5)	1,212	3
Heritage Commerce	28,466	197
Heritage Financial	12,200	243
Home BancShares	44,900	728
ING Groep (EUR) (1)	300,609	2,454
Intesa Sanpaolo (EUR) (1)	503,781	1,084
Investors Bancorp	33,200	257
JPMorgan Chase	41,376	4,145
Live Oak Bancshares	15,529	344
Lloyds Banking Group (GBP) (1)	3,634,425	1,370
Mitsubishi UFJ Financial Group (JPY)	309,600	1,292
National Bank of Canada (CAD)	52,388	2,880
Origin Bancorp	13,448	318
Pacific Premier Bancorp	19,900	450
Pinnacle Financial Partners	17,302	691

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PNC Financial Services Group	8,962	997
Popular	7,200	267
Professional Holding, Class A (1)	4,404	51
Professional Holding, Series A, Acquisition Date: 8/28/20, Cost:
$19 (1)(4)	1,746	19
Prosperity Bancshares	8,300	453
Sandy Spring Bancorp	6,305	151
Seacoast Banking (1)	25,264	511
Signature Bank	3,995	388
South State	12,081	673
Standard Chartered (GBP) (1)	109,618	571
Sumitomo Mitsui Trust Holdings (JPY)	37,397	1,079
Svenska Handelsbanken, A Shares (SEK) (1)	205,029	2,063
Towne Bank	8,394	149
United Overseas Bank (SGD)	113,900	1,633
Webster Financial	12,513	344
Wells Fargo	122,084	2,948
Western Alliance Bancorp	18,600	657
		53,432
Capital Markets 1.4%
Cboe Global Markets	9,998	918
Charles Schwab	12,760	453
CME Group	8,434	1,483
Conyers Park II Acquisition (1)	19,245	214
E*TRADE Financial	83,058	4,494
Goldman Sachs Group	15,812	3,239
Intercontinental Exchange	22,121	2,350
Macquarie Group (AUD)	25,027	2,353
Morgan Stanley	292,650	15,294
MSCI	1,645	614
Open Lending, Class A (1)	15,435	337
S&P Global	8,591	3,148
State Street	2,240	153
XP, Class A (1)	7,681	379
		35,429

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Consumer Finance 0.3%
Capital One Financial	66,990	4,624
Encore Capital Group (1)	13,466	619
PRA Group (1)	13,916	649
SLM	26,400	202
		6,094
Diversified Financial Services 0.3%
Challenger (AUD)	178,234	536
Element Fleet Management (CAD)	255,794	2,104
Equitable Holdings	237,912	5,041
Mitsubishi UFJ Lease & Finance (JPY)	167,000	788
		8,469
Insurance 2.3%
AIA Group (HKD)	155,000	1,588
American International Group	303,679	8,849
Assurant	7,596	923
Aviva (GBP)	287,353	1,083
AXA (EUR)	181,718	3,708
Axis Capital Holdings	15,300	731
Chubb	15,178	1,897
Direct Line Insurance Group (GBP)	161,548	638
Hanover Insurance Group	6,000	615
Hartford Financial Services Group	52,802	2,136
Marsh & McLennan	44,487	5,112
MetLife	106,200	4,084
Muenchener Rueckversicherungs-Gesellschaft (EUR)	16,052	4,637
PICC Property & Casualty, H Shares (HKD)	1,642,000	1,266
Ping An Insurance Group, H Shares (HKD)	129,500	1,383
Principal Financial Group	14,529	612
Safety Insurance Group	3,887	281
Sampo, A Shares (EUR)	62,260	2,508
Selective Insurance Group	16,700	999
Selectquote, Acquisition Date: 5/6/20, Cost: $119 (1)(4)	6,611	115
Selectquote (1)	4,312	79
State Auto Financial	7,110	110

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Storebrand (NOK) (1)	264,484	1,623
Sun Life Financial (CAD)	68,952	2,878
Tokio Marine Holdings (JPY)	59,300	2,737
Willis Towers Watson	11,699	2,404
Zurich Insurance Group (CHF)	6,948	2,569
		55,565
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial	23,680	221
Essent Group	15,709	561
Housing Development Finance (INR)	48,753	1,211
Meridian Bancorp	27,407	319
PennyMac Financial Services	18,503	976
Sterling Bancorp	21,288	63
		3,351
Total Financials		162,340
HEALTH CARE 7.9%

Biotechnology 1.1%
AbbVie	68,441	6,555
ACADIA Pharmaceuticals (1)	3,892	154
Acceleron Pharma (1)	5,581	544
Agios Pharmaceuticals (1)	6,909	283
Allogene Therapeutics (1)	2,566	91
Amarin, ADR (1)	8,800	68
Apellis Pharmaceuticals (1)	2,400	74
Arcutis Biotherapeutics (1)	1,758	44
Argenx, ADR (1)	4,560	1,055
Ascendis Pharma, ADR (1)	13,087	1,939
Avidity Biosciences (1)	1,944	56
Biogen (1)	455	131
Blueprint Medicines (1)	6,823	528
CareDx (1)	3,503	120
CRISPR Therapeutics (1)	800	75
CSL (AUD)	4,204	882
Enanta Pharmaceuticals (1)	700	37
G1 Therapeutics (1)	3,596	55

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Generation Bio (1)	1,765	55
Generation Bio, Acquisition Date: 1/9/20, Cost: $58 (1)(4)	5,889	175
Global Blood Therapeutics (1)	12,112	760
Homology Medicines (1)	6,088	65
IGM Biosciences (1)	2,558	110
Immunomedics (1)	10,100	450
Incyte (1)	19,703	1,898
Insmed (1)	21,823	615
Intellia Therapeutics (1)	1,421	31
Iovance Biotherapeutics (1)	2,200	73
Krystal Biotech (1)	2,102	100
Legend Biotech, ADR (1)	907	31
Orchard Therapeutics, ADR (1)	16,391	97
PTC Therapeutics (1)	3,000	148
Radius Health (1)	24,925	309
RAPT Therapeutics (1)	1,835	49
Scholar Rock Holding (1)	6,487	98
Seattle Genetics (1)	4,388	695
Tricida (1)	7,912	84
Ultragenyx Pharmaceutical (1)	8,873	755
Vertex Pharmaceuticals (1)	24,148	6,740
Xencor (1)	10,623	380
Zentalis Pharmaceuticals (1)	1,640	56
		26,465
Health Care Equipment & Supplies 2.5%
Alcon (CHF) (1)	13,166	749
Align Technology (1)	111	33
AtriCure (1)	9,214	412
Avanos Medical (1)	14,962	485
Axonics Modulation Technologies (1)	3,034	128
Becton Dickinson & Company	11,086	2,691
Boston Scientific (1)	113,301	4,648
Danaher	104,676	21,612
Edwards Lifesciences (1)	552	47
Elekta, B Shares (SEK) (3)	142,586	1,790
Exact Sciences (1)	5,924	446

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ICU Medical (1)	3,237	648
Inari Medical (1)	1,048	84
Intuitive Surgical (1)	8,632	6,309
iRhythm Technologies (1)	5,694	1,254
JAND, Class A, Acquisition Date: 3/9/18, Cost: $90 (1)(4)(5)	5,722	140
Koninklijke Philips (EUR) (1)	118,931	5,628
Medtronic	28,345	3,046
Mesa Laboratories	792	195
Nevro (1)	3,675	506
NuVasive (1)	6,100	318
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost: $192
(1)(4)(5)	51,080	97
Penumbra (1)	1,784	373
Quidel (1)	8,125	1,430
Stryker	42,763	8,474
Zimmer Biomet Holdings	9,271	1,306
		62,849
Health Care Providers & Services 1.6%
Alignment Healthcare Partners, Acquisition Date: 2/28/20, Cost:
$123 (1)(4)(5)	10,153	123
Amedisys (1)	4,884	1,181
Anthem	23,702	6,673
Centene (1)	40,956	2,511
Cigna	29,631	5,256
Cross Country Healthcare (1)	15,015	96
CVS Health	13,000	807
Fresenius (EUR)	54,005	2,506
Hanger (1)	27,693	547
HCA Healthcare	47,862	6,496
Humana	2,534	1,052
Molina Healthcare (1)	8,612	1,593
Pennant Group (1)	8,096	300
U. S. Physical Therapy	5,748	511
UnitedHealth Group	34,647	10,829
		40,481

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Health Care Technology 0.2%
Accolade (1)	1,545	52
HMS Holdings (1)	18,100	505
Oak Street Health (1)	1,431	64
Siemens Healthineers (EUR)	41,246	1,879
Veeva Systems, Class A (1)	5,187	1,464
		3,964
Life Sciences Tools & Services 0.8%
Adaptive Biotechnologies (1)	4,734	197
Agilent Technologies	35,084	3,523
Bruker	17,370	730
Evotec (EUR) (1)(3)	31,301	838
Thermo Fisher Scientific	33,140	14,216
		19,504
Pharmaceuticals 1.7%
Astellas Pharma (JPY)	315,400	4,948
Bausch Health (1)	95,878	1,594
Bayer (EUR)	52,424	3,487
Cara Therapeutics (1)	5,573	86
Catalent (1)	16,725	1,547
Elanco Animal Health (1)	48,554	1,411
GlaxoSmithKline, ADR	74,120	2,935
Ipsen (EUR)	12,269	1,267
MyoKardia (1)	7,255	794
Novartis (CHF)	72,282	6,230
Novo Nordisk, B Shares (DKK)	17,237	1,140
Odonate Therapeutics (1)	703	11
Otsuka Holdings (JPY)	50,100	2,199
Reata Pharmaceuticals, Class A (1)	2,627	276
Roche Holding (CHF)	20,408	7,139
Sanofi (EUR)	36,464	3,693
Takeda Pharmaceutical, ADR	53,057	988
TherapeuticsMD (1)	127,656	186
Turning Point Therapeutics (1)	3,465	271

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Zoetis	8,371	1,340
		41,542
Total Health Care		194,805
INDUSTRIALS & BUSINESS SERVICES 5.4%

Aerospace & Defense 0.2%
Aerojet Rocketdyne Holdings (1)	6,891	285
BWX Technologies	9,294	517
Cubic	12,895	607
L3Harris Technologies	200	36
Meggitt (GBP)	372,501	1,435
Northrop Grumman	198	68
Safran (EUR) (1)	14,485	1,673
Teledyne Technologies (1)	3,760	1,179
		5,800
Air Freight & Logistics 0.3%
FedEx	6,992	1,537
United Parcel Service, Class B	35,750	5,850
		7,387
Airlines 0.0%
Alclear Holdings, Class B, Acquisition Date: 3/6/18 - 12/13/18,
Cost: $225 (1)(4)(5)(6)	1,508	407
United Airlines Holdings (1)	458	17
		424
Building Products 0.1%
Gibraltar Industries (1)	14,250	890
Johnson Controls International	50,473	2,055
PGT Innovations (1)	20,181	366
		3,311
Commercial Services & Supplies 0.2%
ADT	29,917	319
Brink's	13,514	654
Cintas	4,568	1,522
Heritage-Crystal Clean (1)	11,600	170
MSA Safety	4,000	504
Rentokil Initial (GBP) (1)	109,006	776

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Tetra Tech	3,000	277
		4,222
Construction & Engineering 0.1%
Jacobs Engineering Group	28,661	2,587
		2,587
Electrical Equipment 0.6%
ABB (CHF)	110,028	2,806
AZZ	13,200	458
Legrand (EUR)	18,093	1,510
Melrose Industries (GBP)	1,085,707	1,449
Mitsubishi Electric (JPY)	229,000	3,155
Prysmian (EUR)	65,273	1,824
Rockwell Automation	13,841	3,191
Thermon Group Holdings (1)	6,500	85
		14,478
Industrial Conglomerates 1.2%
CK Hutchison Holdings (HKD)	164,886	1,078
DCC (GBP)	19,244	1,710
General Electric	1,506,870	9,554
Honeywell International	34,069	5,640
Roper Technologies	10,781	4,605
Siemens (EUR)	50,662	7,020
		29,607
Machinery 1.2%
Caterpillar	18,996	2,703
Chart Industries (1)	11,612	763
Cummins	5,473	1,134
Deere	34,801	7,310
Enerpac Tool Group	27,400	570
ESCO Technologies	10,862	977
Federal Signal	8,100	260
Fortive	11,702	844
Graco	12,200	708
Helios Technologies	10,437	429
Ingersoll Rand (1)	25,466	893

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

John Bean Technologies	10,299	1,056
KION Group (EUR)	26,588	2,250
Knorr-Bremse (EUR)	12,112	1,539
Marel (ISK)	24,805	127
Meritor (1)	32,500	740
Mueller Water Products, Class A	40,900	442
Otis Worldwide	17,822	1,121
Parker-Hannifin	227	47
SMC (JPY)	1,700	934
Stanley Black & Decker	14,039	2,264
THK (JPY)	58,800	1,378
Toro	6,900	519
		29,008
Marine 0.0%
Matson	21,400	858
		858
Professional Services 0.5%
Clarivate (1)	45,158	1,329
CoStar Group (1)	3,453	2,930
Equifax	9,948	1,674
IHS Markit	975	78
Recruit Holdings (JPY)	59,000	2,236
TechnoPro Holdings (JPY)	22,300	1,187
Teleperformance (EUR)	4,842	1,493
Upwork (1)	12,449	190
		11,117
Road & Rail 0.6%
Canadian Pacific Railway	2,665	788
Central Japan Railway (JPY)	10,100	1,514
Kansas City Southern	2,295	418
Knight-Swift Transportation Holdings	22,867	1,039
Landstar System	3,300	439
Norfolk Southern	26,155	5,559
Saia (1)	3,700	497
Union Pacific	26,764	5,150
		15,404

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Trading Companies & Distributors 0.4%
Ashtead Group (GBP)	37,346	1,295
Bunzl (GBP)	36,668	1,183
Mitsubishi (JPY)	57,500	1,361
SiteOne Landscape Supply (1)	10,906	1,364
Sumitomo (JPY)	135,800	1,768
United Rentals (1)	13,676	2,421
		9,392
Total Industrials & Business Services		133,595
INFORMATION TECHNOLOGY 12.6%

Communications Equipment 0.2%
Motorola Solutions	10,146	1,570
Telefonaktiebolaget LM Ericsson, B Shares (SEK)	288,542	3,365
		4,935
Electronic Equipment, Instruments & Components 0.5%
Belden	2,000	67
CTS	22,694	474
Hamamatsu Photonics (JPY)	33,900	1,544
Keysight Technologies (1)	22,112	2,178
Largan Precision (TWD)	9,000	1,040
Littelfuse	3,200	579
Murata Manufacturing (JPY)	33,100	1,958
National Instruments	21,451	770
Novanta (1)	10,930	1,171
Omron (JPY)	19,600	1,436
TE Connectivity	3,779	365
		11,582
IT Services 2.7%
Amadeus IT Group, A Shares (EUR)	25,964	1,459
ANT International, Class C, Acquisition Date: 6/7/18, Cost:
$811 (1)(4)(5)	144,589	1,015
Booz Allen Hamilton Holding	9,700	854
Euronet Worldwide (1)	5,200	538
Evo Payments, Class A (1)	5,023	144
Fidelity National Information Services	43,625	6,581

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Fiserv (1)	46,776	4,658
FleetCor Technologies (1)	662	166
Global Payments	42,052	7,427
Mastercard, Class A	34,523	12,366
NTT Data (JPY)	177,600	2,029
Parsons (1)	6,201	206
PayPal Holdings (1)	56,450	11,524
ServiceTitan, Acquisition Date: 11/9/18, Cost: $6 (1)(4)(5)	229	8
StoneCo, Class A (1)	7,475	381
Twilio, Class A (1)	1,025	277
Visa, Class A	65,504	13,886
Wix. com (1)	7,956	2,344
		65,863
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices (1)	41,747	3,791
Analog Devices	12,947	1,513
Applied Materials	150,226	9,254
ASML Holding	3,287	1,230
ASML Holding (EUR)	9,519	3,557
Broadcom	20,537	7,129
Entegris	22,600	1,512
Inphi (1)	1,036	118
KLA	802	165
Lam Research	3,873	1,303
Lattice Semiconductor (1)	47,825	1,368
Marvell Technology Group	72,792	2,823
Maxim Integrated Products	8,873	607
Micron Technology (1)	91,031	4,143
MKS Instruments	1,600	191
Monolithic Power Systems	596	159
NVIDIA	21,938	11,736
NXP Semiconductors	76,921	9,674
PDF Solutions (1)	17,092	354
QUALCOMM	129,962	15,478
Renesas Electronics (JPY) (1)	98,300	619
Semtech (1)	4,800	281

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Taiwan Semiconductor Manufacturing (TWD)	401,759	5,856
Texas Instruments	34,681	4,930
Tokyo Electron (JPY)	7,000	1,796
		89,587
Software 4.3%
Atlassian, Class A (1)	5,228	1,003
Avalara (1)	1,400	185
Ceridian HCM Holding (1)	13,674	1,087
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost: $60 (1)(4)(5)	2,599	55
Coupa Software (1)	2,598	851
Descartes Systems Group (1)	21,400	1,304
DocuSign (1)	10,258	2,288
Duck Creek Technologies (1)	1,627	63
Five9 (1)	9,173	1,169
Intuit	25,167	8,692
Microsoft (2)	177,764	40,091
nCino (1)	687	64
nCino, Acquisition Date: 9/16/19, Cost: $126 (1)(4)	5,791	511
Paycom Software (1)	4,568	1,368
Proofpoint (1)	6,400	702
salesforce. com (1)	52,326	14,267
SAP (EUR)	26,947	4,456
ServiceNow (1)	21,852	10,533
Shopify, Class A (1)	186	198
Splunk (1)	18,527	4,064
SS&C Technologies Holdings	18,468	1,177
Synopsys (1)	28,780	6,369
Toast, Acquisition Date: 9/14/18, Cost: $- (1)(4)(5)	13	1
Workday, Class A (1)	16,090	3,857
Zendesk (1)	2,000	193
Zoom Video Communications, Class A (1)	3,421	1,112
		105,660
Technology Hardware, Storage & Peripherals 1.3%
Apple (2)	216,576	27,947

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Samsung Electronics (KRW)	88,434	4,015
		31,962
Total Information Technology		309,589
MATERIALS 2.3%

Chemicals 1.3%
Air Liquide (EUR)	16,719	2,772
Air Products & Chemicals	168	49
Asahi Kasei (JPY)	213,300	1,787
BASF (EUR)	27,613	1,686
Covestro (EUR)	26,554	1,266
DuPont de Nemours	31,490	1,756
Element Solutions (1)	58,602	630
Johnson Matthey (GBP)	66,751	2,105
Linde	50,787	12,684
Minerals Technologies	9,400	477
PPG Industries	22,954	2,764
Quaker Chemical	3,600	684
Sherwin-Williams	656	440
Tosoh (JPY)	18,700	277
Umicore (EUR)	35,562	1,632
		31,009
Containers & Packaging 0.5%
Amcor, CDI (AUD)	119,291	1,331
International Paper	92,606	3,359
Packaging Corp. of America	53,166	5,382
Westrock	68,718	2,084
		12,156
Metals & Mining 0.4%
Alcoa (1)	23,300	341
Antofagasta (GBP)	145,287	2,083
BHP Group (AUD)	34,421	950
BHP Group (GBP)	91,941	2,093
Constellium (1)	35,400	284
ERO Copper (CAD) (1)	30,500	465
Franco-Nevada (CAD)	3,100	466

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Haynes International	9,727	182
IGO (AUD)	393,629	1,281
Lundin Mining (CAD)	47,895	300
Northern Star Resources (AUD)	76,012	766
Rio Tinto (AUD)	11,794	849
South32 (AUD)	540,518	836
		10,896
Paper & Forest Products 0.1%
Stora Enso, R Shares (EUR)	159,821	2,357
West Fraser Timber (CAD) (3)	8,300	445
		2,802
Total Materials		56,863
REAL ESTATE 1.4%

Equity Real Estate Investment Trusts 1.2%
American Campus Communities, REIT	17,700	600
Community Healthcare Trust, REIT	3,600	168
CubeSmart, REIT	15,900	503
Douglas Emmett, REIT	3,700	103
EastGroup Properties, REIT	9,500	1,265
First Industrial Realty Trust, REIT	8,492	362
Great Portland Estates (GBP)	171,323	1,383
JBG SMITH Properties, REIT	24,559	680
Prologis, REIT	139,381	14,197
PS Business Parks, REIT	7,164	904
Regency Centers, REIT	4,100	163
Rexford Industrial Realty, REIT	16,700	801
Scentre Group (AUD)	545,959	909
Sun Communities, REIT	21,974	3,276
Welltower, REIT	24,526	1,411
Weyerhaeuser, REIT	110,832	3,359
		30,084
Real Estate Management & Development 0.2%
FirstService	12,554	1,571

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mitsui Fudosan (JPY)	131,500	2,379
		3,950
Total Real Estate		34,034
UTILITIES 2.0%

Electric Utilities 0.9%
American Electric Power	5,971	471
Entergy	15,698	1,556
Iberdrola (EUR)	6,324	80
MGE Energy	2,396	156
NextEra Energy	52,301	14,601
PNM Resources	28,240	1,233
Southern	72,294	3,772
		21,869
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)	202,000	642
Chesapeake Utilities	6,850	560
ONE Gas	13,100	971
Southwest Gas Holdings	15,252	959
		3,132
Independent Power & Renewable Electricity Producers 0.1%
AES	74,176	1,317
Electric Power Development (JPY)	62,600	945
NextEra Energy Partners	7,600	458
		2,720
Multi-Utilities 0.8%
Ameren	47,144	3,730
Engie (EUR) (1)	212,851	2,961
National Grid (GBP)	166,692	1,867
NiSource	66,373	1,471
Public Service Enterprise Group	29,409	1,536
Sempra Energy	68,846	8,513
		20,078
Water Utilities 0.1%
California Water Service Group	8,400	381
Middlesex Water	6,093	391

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SJW Group	8,967	560
		1,332
Total Utilities		49,131
Total Miscellaneous Common Stocks 0.1% (7)		2,223

Total Common Stocks (Cost $763,441)		1,340,529

CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.1%

Automobiles 0.1%
Rivian Automotive, Series D, Acquisition Date: 12/23/19, Cost:
$181 (1)(4)(5)	16,835	261
Rivian Automotive, Series E, Acquisition Date: 7/10/20, Cost:
$256 (1)(4)(5)	16,502	256
		517
Diversified Consumer Services 0.0%
1stdibs. com, Series D, Acquisition Date: 2/7/19, Cost: $73
(1)(4)(5)	14,568	68
		68
Hotels, Restaurants & Leisure 0.0%
Cava Group, Series E, Acquisition Date: 6/23/20, Cost: $194
(1)(4)(5)	8,562	194
		194
Internet & Direct Marketing Retail 0.0%
A Place for Rover, Series G, Acquisition Date: 5/11/18, Cost:
$72 (1)(4)(5)	9,566	55
Roofoods, Series F, Acquisition Date: 9/12/17, Cost: $243
(1)(4)(5)	687	267
Roofoods, Series G, Acquisition Date: 5/16/19, Cost: $9
(1)(4)(5)	22	9
		331
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost: $24
(1)(4)(5)	2,220	29
Allbirds, Series B, Acquisition Date: 10/10/18, Cost: $4 (1)(4)(5)	390	5
Allbirds, Series C, Acquisition Date: 10/9/18, Cost: $41 (1)(4)(5)	3,730	48

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost: $13
(1)(4)(5)	1,195	15
		97
Total Consumer Discretionary		1,207
CONSUMER STAPLES 0.0%

Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost: $174 (1)(4)(5)	9,433	312
Total Consumer Staples		312
HEALTH CARE 0.0%

Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20, Cost:
$64 (1)(4)(5)	23,170	64
		64
Health Care Equipment & Supplies 0.0%
JAND, Series E, Acquisition Date: 3/9/18, Cost: $111 (1)(4)(5)	7,058	173
JAND, Series F, Acquisition Date: 4/3/20, Cost: $152 (1)(4)(5)	7,803	192
		365
Total Health Care		429
INDUSTRIALS & BUSINESS SERVICES 0.0%

Machinery 0.0%
Stanley Black & Decker, Series C, STEP, 5.00% (8)	68	81
Xometry, Series A-2, Acquisition Date: 7/20/20, Cost: $12
(1)(4)(5)	1,247	12
Xometry, Series B, Acquisition Date: 7/20/20, Cost: $4 (1)(4)(5)	428	4
Xometry, Series C, Acquisition Date: 7/20/20, Cost: $4 (1)(4)(5)	445	4
Xometry, Series D, Acquisition Date: 7/20/20, Cost: $3 (1)(4)(5)	345	3
Xometry, Series E, Acquisition Date: 7/20/20, Cost: $34
(1)(4)(5)	2,496	34
		138
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost: $103
(1)(4)(5)	14,525	146

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Convoy, Series D, Acquisition Date: 10/30/19, Cost: $142
(1)(4)(5)	10,496	105
		251
Total Industrials & Business Services		389
INFORMATION TECHNOLOGY 0.1%

IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost: $-
(1)(4)(5)	5	—
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost: $61
(1)(4)(5)	2,321	79
		79
Software 0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost: $53 (1)(4)(5)	3,871	87
Checkr, Series D, Acquisition Date: 9/6/19, Cost: $166 (1)(4)(5)	5,499	123
Haul Hub, Series B, Acquisition Date: 2/14/20, Cost: $42
(1)(4)(5)	2,878	42
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost: $55 (1)(4)(5)	24,051	52
Seismic Software, Series E, Acquisition Date: 12/13/18, Cost:
$88 (1)(4)(5)	2,806	139
Toast, Series B, Acquisition Date: 9/14/18, Cost: $2 (1)(4)(5)	118	5
Toast, Series D, Acquisition Date: 6/27/18, Cost: $154 (1)(4)(5)	8,882	355
Toast, Series F, Acquisition Date: 2/14/20, Cost: $36 (1)(4)(5)	789	31
		834
Total Information Technology		913
UTILITIES 0.0%

Electric Utilities 0.0%
Southern, Series A, 6.75%, 8/1/22	15,674	709
Total Utilities		709
Total Convertible Preferred Stocks (Cost $3,424)		3,959

CORPORATE BONDS 5.6%

AbbVie, 2.95%, 11/21/26 (9)	945,000	1,039
AbbVie, 3.20%, 11/21/29 (9)	170,000	188
AbbVie, 4.05%, 11/21/39 (9)	320,000	375

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
AbbVie, 4.70%, 5/14/45	520,000	636
AbbVie, 4.875%, 11/14/48	885,000	1,127
Adani Electricity Mumbai, 3.949%, 2/12/30	950,000	950
AerCap Ireland Capital, 3.50%, 1/15/25	150,000	145
AerCap Ireland Capital, 4.625%, 7/1/22	300,000	307
AerCap Ireland Capital, 4.875%, 1/16/24	380,000	390
AerCap Ireland Capital, 6.50%, 7/15/25	265,000	288
Aflac, 3.60%, 4/1/30	115,000	134
AIA Group, 3.90%, 4/6/28 (9)	665,000	752
AIB Group, VR, 4.263%, 4/10/25 (9)(10)	375,000	406
Alexandria Real Estate Equities, 3.45%, 4/30/25	330,000	367
Alexandria Real Estate Equities, 3.95%, 1/15/28	595,000	684
Altria Group, 5.80%, 2/14/39	120,000	153
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25	1	—
American Airlines PTT, Series 2016-3, Class B, 3.75%, 10/15/25	120,751	83
American Airlines PTT, Series 2017-2, Class AA, 3.35%,
10/15/29	182,810	171
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25	193,065	131
American Campus Communities Operating Partnership, 2.85%,
2/1/30	615,000	612
American Campus Communities Operating Partnership, 3.30%,
7/15/26	170,000	181
American Campus Communities Operating Partnership,
3.625%, 11/15/27	380,000	403
Anglo American Capital, 4.125%, 9/27/22 (9)	200,000	211
Anheuser-Busch InBev Worldwide, 4.90%, 2/1/46	335,000	413
Anthem, 2.25%, 5/15/30	210,000	217
Apple, 1.65%, 5/11/30	335,000	347
Apple, 2.65%, 5/11/50	185,000	190
APT Pipelines, 3.875%, 10/11/22 (9)	345,000	359
APT Pipelines, 4.25%, 7/15/27 (9)	210,000	236
Arrow Electronics, 4.00%, 4/1/25	395,000	425
AT&T, 2.30%, 6/1/27	320,000	339

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
AT&T, 2.75%, 6/1/31	330,000	349
AT&T, 3.65%, 6/1/51	330,000	345
AT&T, 4.30%, 2/15/30	215,000	256
AT&T, 4.50%, 3/9/48	560,000	657
Ausgrid Finance, 3.85%, 5/1/23 (9)	245,000	258
Ausgrid Finance, 4.35%, 8/1/28 (9)	385,000	440
Avnet, 3.75%, 12/1/21	310,000	318
Avolon Holdings Funding, 3.95%, 7/1/24 (9)	675,000	622
Avolon Holdings Funding, 4.375%, 5/1/26 (9)	240,000	217
Baidu, 2.875%, 7/6/22	610,000	629
Baidu, 3.875%, 9/29/23	420,000	454
Banco de Bogota, 4.375%, 8/3/27 (9)	600,000	631
Banco Santander, 3.49%, 5/28/30	200,000	220
Banco Santander, 3.50%, 4/11/22	400,000	415
Banco Santander Chile, 3.875%, 9/20/22 (9)	315,000	333
Bangkok Bank, VR, 3.733%, 9/25/34 (10)	1,050,000	1,059
Bank of America, 3.248%, 10/21/27	785,000	873
Bank of America, 3.30%, 1/11/23	1,000,000	1,064
Bank of America, VR, 1.898%, 7/23/31 (10)	375,000	377
Bank of America, VR, 2.592%, 4/29/31 (10)	445,000	472
Bank of America, VR, 2.676%, 6/19/41 (10)	325,000	332
Bank of America, VR, 3.559%, 4/23/27 (10)	190,000	213
Bank of America, VR, 4.271%, 7/23/29 (10)	715,000	844
Barclays, 3.684%, 1/10/23	390,000	404
Barclays, VR, 2.852%, 5/7/26 (10)	515,000	543
Barclays, VR, 3.932%, 5/7/25 (10)	380,000	412
Barclays, VR, 4.61%, 2/15/23 (10)	745,000	783
Barclays Bank, 5.14%, 10/14/20	355,000	357
BAT Capital, 3.222%, 8/15/24	620,000	668
BAT Capital, 3.557%, 8/15/27	1,025,000	1,115
Bayer U. S. Finance II, 3.875%, 12/15/23 (9)	825,000	904

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
BBVA Bancomer, 4.375%, 4/10/24 (9)	885,000	958
BBVA Bancomer, VR, 5.125%, 1/18/33 (10)	925,000	890
Becton Dickinson & Company, 2.823%, 5/20/30	220,000	239
Becton Dickinson & Company, 2.894%, 6/6/22	148,000	153
Becton Dickinson & Company, 3.70%, 6/6/27	1,070,000	1,208
Becton Dickinson & Company, 3.734%, 12/15/24	300,000	332
Becton Dickinson & Company, 3.794%, 5/20/50	295,000	333
Becton Dickinson & Company, 4.669%, 6/6/47	738,000	910
Boardwalk Pipelines, 3.40%, 2/15/31	300,000	302
Boardwalk Pipelines, 4.45%, 7/15/27	85,000	92
Boardwalk Pipelines, 4.95%, 12/15/24	375,000	407
Boardwalk Pipelines, 5.95%, 6/1/26	495,000	582
Booking Holdings, 4.10%, 4/13/25	140,000	159
Booking Holdings, 4.50%, 4/13/27	150,000	177
Booking Holdings, 4.625%, 4/13/30	170,000	204
Boral Finance, 3.00%, 11/1/22 (9)	60,000	61
Boral Finance, 3.75%, 5/1/28 (9)	1,150,000	1,143
Boston Properties, 2.75%, 10/1/26	351,000	379
Boston Properties, 3.20%, 1/15/25	465,000	503
Boston Properties, 3.25%, 1/30/31	160,000	174
Boston Properties, 3.65%, 2/1/26	370,000	412
Braskem Finance, 7.375% (8)	211,000	212
Bristol-Myers Squibb, 5.25%, 8/15/43	589,000	842
British Telecommunications, 3.25%, 11/8/29 (9)	410,000	447
Brixmor Operating Partnership, 3.65%, 6/15/24	307,000	321
Brixmor Operating Partnership, 3.85%, 2/1/25	170,000	180
Brixmor Operating Partnership, 3.90%, 3/15/27	335,000	352
Brixmor Operating Partnership, 4.05%, 7/1/30	120,000	129
Brixmor Operating Partnership, 4.125%, 5/15/29	715,000	766
Cameron LNG, 2.902%, 7/15/31 (9)	140,000	153
Cameron LNG, 3.302%, 1/15/35 (9)	155,000	174

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Cameron LNG, 3.701%, 1/15/39 (9)	115,000	127
Capital One Bank USA, 3.375%, 2/15/23	1,080,000	1,142
Capital One Financial, 0.80%, 6/12/24 (EUR)	260,000	310
Capital One Financial, 3.20%, 1/30/23	55,000	58
Capital One Financial, 3.75%, 3/9/27	185,000	206
Capital One Financial, 3.80%, 1/31/28	770,000	859
Capital One Financial, 3.90%, 1/29/24	200,000	218
Cardinal Health, 3.75%, 9/15/25	330,000	371
Cardinal Health, 4.50%, 11/15/44	80,000	88
Cardinal Health, 4.90%, 9/15/45	85,000	100
CC Holdings, 3.849%, 4/15/23	1,095,000	1,181
Charter Communications Operating, 2.80%, 4/1/31	445,000	468
Charter Communications Operating, 3.70%, 4/1/51	565,000	560
Charter Communications Operating, 3.75%, 2/15/28	280,000	312
Charter Communications Operating, 4.20%, 3/15/28	335,000	384
Charter Communications Operating, 4.908%, 7/23/25	290,000	337
Charter Communications Operating, 6.484%, 10/23/45	90,000	121
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29 (9)	365,000	385
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	110,000	124
Cigna, 3.40%, 3/1/27	80,000	90
Cigna, 4.125%, 11/15/25	765,000	882
Cigna, 4.50%, 2/25/26	575,000	672
Cigna, 4.80%, 8/15/38	515,000	644
Citigroup, VR, 3.106%, 4/8/26 (10)	365,000	396
CNO Financial Group, 5.25%, 5/30/25	532,000	606
Comcast, 2.45%, 8/15/52	170,000	160
Comcast, 2.80%, 1/15/51	1,560,000	1,560
Comcast, 3.15%, 3/1/26	385,000	431
Comcast, 3.25%, 11/1/39	405,000	447
Concho Resources, 2.40%, 2/15/31	70,000	69
Continental Resources, 4.375%, 1/15/28	41,000	39

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Country Garden Holdings, 5.125%, 1/17/25	200,000	209
Country Garden Holdings, 6.15%, 9/17/25	400,000	439
Credit Suisse, 2.95%, 4/9/25	495,000	542
Credit Suisse Group, VR, 2.193%, 6/5/26 (9)(10)	530,000	547
Credit Suisse Group, VR, 2.593%, 9/11/25 (9)(10)	615,000	643
Credit Suisse Group, VR, 4.194%, 4/1/31 (9)(10)	485,000	566
Crown Castle Towers, 3.663%, 5/15/25 (9)	725,000	764
CVS Health, 1.30%, 8/21/27	295,000	293
CVS Health, 2.70%, 8/21/40	115,000	112
CVS Health, 3.625%, 4/1/27	685,000	774
CVS Health, 4.10%, 3/25/25	46,000	52
CVS Health, 4.25%, 4/1/50	40,000	48
CVS Health, 5.05%, 3/25/48	530,000	688
CVS Health, 5.125%, 7/20/45	20,000	25
Danske Bank, 1.226%, 6/22/24 (9)	380,000	383
Danske Bank, 2.00%, 9/8/21 (9)	200,000	203
Danske Bank, 2.70%, 3/2/22 (9)	230,000	237
Danske Bank, 5.375%, 1/12/24 (9)	510,000	576
Danske Bank, VR, 3.001%, 9/20/22 (9)(10)	200,000	204
Danske Bank, VR, 3.244%, 12/20/25 (9)(10)	205,000	219
Diamondback Energy, 2.875%, 12/1/24	615,000	633
Diamondback Energy, 3.25%, 12/1/26	430,000	440
Diamondback Energy, 3.50%, 12/1/29	425,000	431
Discover Financial Services, 3.75%, 3/4/25	630,000	687
Discover Financial Services, 4.10%, 2/9/27	480,000	533
Ecolab, 4.80%, 3/24/30	30,000	38
Edison International, 4.95%, 4/15/25	25,000	28
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24	450,000	486
Enel Chile, 4.875%, 6/12/28	705,000	849
Enel Finance International, 2.75%, 4/6/23 (9)	845,000	882
Energy Transfer Operating, 2.90%, 5/15/25	140,000	144

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Energy Transfer Operating, 4.20%, 4/15/27	245,000	256
Energy Transfer Operating, 4.50%, 4/15/24	95,000	102
Energy Transfer Operating, 4.95%, 6/15/28	145,000	155
Energy Transfer Operating, 5.00%, 5/15/50	70,000	67
Energy Transfer Operating, 5.25%, 4/15/29	210,000	228
Energy Transfer Operating, 5.50%, 6/1/27	280,000	312
Energy Transfer Operating, 5.875%, 1/15/24	255,000	283
Energy Transfer Operating, 6.00%, 6/15/48	520,000	538
Energy Transfer Operating, 6.25%, 4/15/49	315,000	330
Eni, Series X-R, 4.75%, 9/12/28 (9)	450,000	520
Equitable Holdings, 3.90%, 4/20/23	195,000	210
Equitable Holdings, 4.35%, 4/20/28	495,000	563
Essex Portfolio, 3.375%, 4/15/26	405,000	445
Falabella, 4.375%, 1/27/25 (3)	900,000	967
Fidelity National Financial, 4.50%, 8/15/28	245,000	280
Fifth Third Bancorp, 2.55%, 5/5/27	135,000	146
FirstEnergy, 1.60%, 1/15/26	70,000	69
FirstEnergy, Series B, 2.25%, 9/1/30	55,000	55
FirstEnergy, Series B, 3.90%, 7/15/27	390,000	427
FirstEnergy Transmission, 4.35%, 1/15/25 (9)	815,000	888
Fiserv, 1.125%, 7/1/27 (EUR)	200,000	245
Fiserv, 3.20%, 7/1/26	255,000	286
Fox, 3.05%, 4/7/25	25,000	27
Fox, 4.709%, 1/25/29	255,000	306
GE Capital International Funding, 3.373%, 11/15/25	875,000	928
General Electric, 5.55%, 1/5/26	320,000	372
General Electric, Series D, VR, 5.00% (8)(10)	153,000	119
General Motors Financial, 3.20%, 7/6/21	50,000	51
General Motors Financial, 4.00%, 10/6/26	175,000	189
General Motors Financial, 4.20%, 3/1/21	120,000	121
General Motors Financial, 4.30%, 7/13/25	385,000	420

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
General Motors Financial, 4.35%, 4/9/25	170,000	186
General Motors Financial, 5.10%, 1/17/24	435,000	478
GLP Capital, 3.35%, 9/1/24	100,000	101
Goldman Sachs Group, 3.50%, 11/16/26	280,000	312
Goldman Sachs Group, VR, 3.691%, 6/5/28 (10)	1,330,000	1,506
Hasbro, 3.00%, 11/19/24	400,000	421
Hasbro, 3.55%, 11/19/26	195,000	206
Healthcare Realty Trust, 3.625%, 1/15/28	440,000	469
Healthpeak Properties, 2.875%, 1/15/31	55,000	58
Healthpeak Properties, 3.25%, 7/15/26	55,000	61
Healthpeak Properties, 3.50%, 7/15/29	60,000	67
Heathrow Funding, 4.875%, 7/15/21 (9)	695,000	712
Highwoods Realty, 3.05%, 2/15/30	560,000	581
Highwoods Realty, 4.125%, 3/15/28	430,000	474
HSBC Holdings, 3.90%, 5/25/26	565,000	637
HSBC Holdings, VR, 2.099%, 6/4/26 (10)	435,000	444
HSBC Holdings, VR, 3.95%, 5/18/24 (10)	200,000	216
Humana, 4.50%, 4/1/25	250,000	289
Humana, 4.875%, 4/1/30	365,000	458
Hyundai Capital America, 2.375%, 2/10/23 (9)	385,000	395
Intercontinental Exchange, 0.70%, 6/15/23	65,000	65
Intercontinental Exchange, 1.85%, 9/15/32	310,000	314
Intercontinental Exchange, 2.65%, 9/15/40	245,000	248
JPMorgan Chase, VR, 2.083%, 4/22/26 (10)	840,000	881
JPMorgan Chase, VR, 2.182%, 6/1/28 (10)	510,000	528
JPMorgan Chase, VR, 2.522%, 4/22/31 (10)	425,000	454
JPMorgan Chase, VR, 2.739%, 10/15/30 (10)	320,000	345
JPMorgan Chase, VR, 2.956%, 5/13/31 (10)	1,410,000	1,511
Keysight Technologies, 4.60%, 4/6/27	255,000	300
Kinder Morgan, 5.625%, 11/15/23 (9)	210,000	238
Kinder Morgan Energy Partners, 3.50%, 3/1/21	45,000	45

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Las Vegas Sands, 3.20%, 8/8/24	105,000	107
Las Vegas Sands, 3.50%, 8/18/26	170,000	173
Marsh & McLennan, 2.25%, 11/15/30	140,000	147
Micron Technology, 4.185%, 2/15/27	335,000	382
Micron Technology, 4.64%, 2/6/24	715,000	795
Micron Technology, 5.327%, 2/6/29	180,000	215
Mileage Plus Holdings, 6.50%, 6/20/27 (9)	360,000	375
Morgan Stanley, 3.75%, 2/25/23	370,000	399
Morgan Stanley, 4.00%, 7/23/25	765,000	875
Morgan Stanley, VR, 4.431%, 1/23/30 (10)	150,000	180
Natwest Group, 3.875%, 9/12/23	395,000	429
Natwest Group, 5.125%, 5/28/24	265,000	292
Natwest Group, 6.125%, 12/15/22	100,000	110
Netflix, 4.625%, 5/15/29 (EUR)	500,000	701
NiSource, 0.95%, 8/15/25	200,000	200
NiSource, 1.70%, 2/15/31	245,000	242
NiSource, 3.60%, 5/1/30	275,000	317
NRG Energy, 3.75%, 6/15/24 (9)	65,000	70
NRG Energy, 4.45%, 6/15/29 (9)	205,000	226
NXP, 2.70%, 5/1/25 (9)	35,000	37
NXP, 3.15%, 5/1/27 (9)	75,000	82
NXP, 5.35%, 3/1/26 (9)	170,000	203
Occidental Petroleum, 2.90%, 8/15/24	1,085,000	998
Omnicom Group, 3.65%, 11/1/24	225,000	248
Oracle, 2.80%, 4/1/27	325,000	357
Oracle, 2.95%, 4/1/30	540,000	603
Oracle, 3.60%, 4/1/50	700,000	781
Pacific Gas & Electric, 2.10%, 8/1/27	385,000	376
Pacific Gas & Electric, 2.50%, 2/1/31	440,000	423
Pacific Gas & Electric, 3.30%, 8/1/40	365,000	343
Pacific Gas & Electric, 3.95%, 12/1/47	245,000	231

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Pacific Gas & Electric, 4.55%, 7/1/30	405,000	443
PerkinElmer, 3.30%, 9/15/29	360,000	397
Perrigo Finance Unlimited, 3.15%, 6/15/30	375,000	393
Perrigo Finance Unlimited, 3.90%, 12/15/24	310,000	335
Perrigo Finance Unlimited, 4.375%, 3/15/26	400,000	447
Prologis, 1.25%, 10/15/30	140,000	136
Regency Centers, 3.60%, 2/1/27	300,000	323
Regency Centers, 3.70%, 6/15/30	95,000	105
Reynolds American, 4.45%, 6/12/25	360,000	410
Roper Technologies, 2.00%, 6/30/30	75,000	77
Ross Stores, 4.80%, 4/15/30	90,000	108
Ross Stores, 5.45%, 4/15/50	160,000	205
Sabine Pass Liquefaction, 4.50%, 5/15/30 (9)	70,000	80
Sabine Pass Liquefaction, 5.00%, 3/15/27	910,000	1,035
Sabine Pass Liquefaction, 5.75%, 5/15/24	150,000	172
Sabine Pass Liquefaction, 5.875%, 6/30/26	210,000	252
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (10)	555,000	555
SBA Tower Trust, 2.328%, 1/15/28 (9)	75,000	76
SBA Tower Trust, 2.836%, 1/15/25 (9)	390,000	405
SBA Tower Trust, 3.168%, 4/11/22 (9)	605,000	612
SBA Tower Trust, 3.448%, 3/15/23 (9)	100,000	105
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/8/24 (9)	785,000	811
Simon Property Group, 2.65%, 7/15/30	290,000	290
Simon Property Group, 3.30%, 1/15/26	65,000	71
Simon Property Group, 3.375%, 10/1/24	785,000	849
Simon Property Group, 3.50%, 9/1/25	170,000	187
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (9)	200,000	208
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (9)	570,000	600
Southern, 3.25%, 7/1/26	440,000	492
Standard Chartered, VR, 4.644%, 4/1/31 (9)(10)	510,000	599
Suncor Energy, 2.80%, 5/15/23	45,000	47

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Suncor Energy, 3.10%, 5/15/25	75,000	82
Suzano Austria, 6.00%, 1/15/29	550,000	625
Synchrony Financial, 4.25%, 8/15/24	85,000	92
Synchrony Financial, 4.375%, 3/19/24	120,000	129
T-Mobile USA, 2.05%, 2/15/28 (9)	205,000	210
T-Mobile USA, 3.75%, 4/15/27 (9)	940,000	1,064
T-Mobile USA, 3.875%, 4/15/30 (9)	340,000	387
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)	110,000	131
Thermo Fisher Scientific, 1.75%, 4/15/27 (EUR)	100,000	129
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)	100,000	137
Transcontinental Gas Pipe Line, 4.00%, 3/15/28	545,000	612
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	495,000	583
Transurban Finance, 3.375%, 3/22/27 (9)	540,000	577
Transurban Finance, 4.125%, 2/2/26 (9)	130,000	144
Trinity Acquisition, 4.40%, 3/15/26	335,000	386
U. S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25	725,621	582
U. S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25	246,704	204
UBS Group, VR, 2.859%, 8/15/23 (9)(10)	370,000	385
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28	130,000	109
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32	80,000	73
UnitedHealth Group, 2.00%, 5/15/30	145,000	151
UnitedHealth Group, 2.75%, 5/15/40	190,000	201
UnitedHealth Group, 2.90%, 5/15/50	270,000	284
UnitedHealth Group, 3.50%, 8/15/39	120,000	137
UnitedHealth Group, 4.45%, 12/15/48	40,000	52
Vanke Real Estate Hong Kong, 5.35%, 3/11/24	900,000	1,007
VEREIT Operating Partnership, 3.10%, 12/15/29	625,000	627
VEREIT Operating Partnership, 3.95%, 8/15/27	399,000	426
VEREIT Operating Partnership, 4.60%, 2/6/24	1,265,000	1,353
VEREIT Operating Partnership, 4.875%, 6/1/26	105,000	117
Verizon Communications, 4.522%, 9/15/48	250,000	328

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Verizon Communications, 4.672%, 3/15/55	197,000	269
Verizon Communications, 4.75%, 11/1/41	235,000	312
Verizon Communications, 5.012%, 4/15/49	40,000	56
Vistra Operations, 3.55%, 7/15/24 (9)	705,000	746
Vistra Operations, 3.70%, 1/30/27 (9)	495,000	520
Vistra Operations, 4.30%, 7/15/29 (9)	625,000	679
Vodafone Group, 4.375%, 5/30/28	255,000	305
Vodafone Group, 5.25%, 5/30/48	885,000	1,137
Volkswagen Bank, 1.875%, 1/31/24 (EUR)	100,000	124
Volkswagen Bank, 2.50%, 7/31/26 (EUR)	300,000	387
Volkswagen Group of America Finance, 2.85%, 9/26/24 (9)	410,000	437
Volkswagen Group of America Finance, 3.20%, 9/26/26 (9)	600,000	662
Volkswagen Leasing, 1.625%, 8/15/25 (EUR)	200,000	246
Wells Fargo, 4.30%, 7/22/27	290,000	334
Wells Fargo, VR, 2.188%, 4/30/26 (10)	255,000	266
Wells Fargo, VR, 2.393%, 6/2/28 (10)	290,000	303
Wells Fargo, VR, 2.572%, 2/11/31 (10)	490,000	513
Wells Fargo, VR, 2.879%, 10/30/30 (10)	850,000	913
Wells Fargo, VR, 3.068%, 4/30/41 (10)	755,000	801
Westlake Chemical, 1.625%, 7/17/29 (EUR)	177,000	205
Williams, 3.90%, 1/15/25	150,000	165
Williams, 4.00%, 9/15/25	111,000	124
Williams, 4.30%, 3/4/24	45,000	49
Williams, 4.85%, 3/1/48	515,000	599
Willis North America, 3.60%, 5/15/24	400,000	436
Woodside Finance, 3.65%, 3/5/25 (9)	470,000	498
Woodside Finance, 3.70%, 9/15/26 (9)	439,000	471
Woodside Finance, 3.70%, 3/15/28 (9)	520,000	554
WPP Finance 2010, 3.75%, 9/19/24	660,000	723
Total Corporate Bonds (Cost $128,644)		136,844

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ASSET-BACKED SECURITIES 1.1%

AmeriCredit Automobile Receivables Trust
Series 2016-4, Class D
2.74%, 12/8/22	785,000	797

AmeriCredit Automobile Receivables Trust
Series 2019-1, Class B
3.13%, 2/18/25	290,000	302

Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (9)	605,000	523

Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class A
3.07%, 9/20/23 (9)	245,000	250

Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class A
4.00%, 3/20/25 (9)	500,000	530

Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class C
3.02%, 8/20/26 (9)	590,000	561

Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.072%, 1/20/28 (9)	501,173	498

Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.352%, 7/20/28 (9)	420,000	419

Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.775%, 4/15/29 (9)	250,000	244

BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 1.202%, 7/18/27 (9)	350,843	349

Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, FRN
3M USD LIBOR + 0.55%, 0.825%, 5/15/28	320,000	309

Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 1.247%, 7/28/28 (9)	1,035,000	1,029

Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26	395,000	398

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CIFC Funding
Series 2015-4A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.422%, 10/20/27 (9)	400,000	398

CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25	50,000	51

Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 1.322%, 10/20/28 (9)	750,000	746

Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (9)	216,700	232

Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (9)	200,000	209

Dryden
Series 2020-86A, Class A, CLO, FRN
3M USD LIBOR + 1.65%, 1.884%, 7/17/30 (9)	905,000	905

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (9)	35,404	35

Ford Credit Auto Owner Trust
Series 2019-1, Class A
3.52%, 7/15/30 (9)	915,000	1,003

GM Financial Consumer Automobile
Series 2017-1A, Class C
2.45%, 7/17/23 (9)	100,000	101

GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class C
2.52%, 3/16/23 (9)	170,000	172

GM Financial Consumer Automobile Receivables Trust
Series 2019-4, Class B
2.04%, 2/18/25	235,000	244

Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.422%, 10/20/28 (9)	595,000	593

Halcyon Loan Advisors Funding
Series 2014-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.10%, 1.358%, 10/22/25 (9)	79,237	79

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (9)	358,613	360

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (9)	456,863	467

Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (9)	42,587	43

Hyundai Auto Receivables Trust
Series 2016-B, Class D
2.68%, 9/15/23	325,000	328

Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (9)	441,663	453

Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (9)	97,000	98

Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 1.605%, 10/15/32 (9)	740,000	739

Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 1.575%, 7/15/32 (9)	270,000	269

Magnetite XVI
Series 2015-16A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 1.472%, 1/18/28 (9)	455,000	443

Magnetite XVIII
Series 2016-18A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.36%, 11/15/28 (9)	400,000	398

MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (9)	182,019	185

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (9)	22,535	23

MVW Owner Trust
Series 2015-1A, Class A
2.52%, 12/20/32 (9)	169,082	170

Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (9)	126,751	129

Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (9)	600,000	620

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (9)	350,000	340

Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (9)	230,720	233

Navistar Financial Dealer Note Master Trust
Series 2020-1, Class C, FRN
1M USD LIBOR + 2.15%, 2.325%, 7/25/25 (9)	205,000	205

Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.915%, 3/26/68 (9)	210,853	208

Neuberger Berman XIX
Series 2015-19A, Class A2R2, CLO, FRN
3M USD LIBOR + 1.15%, 1.425%, 7/15/27 (9)	1,180,000	1,140

Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 1.125%, 1/15/28 (9)	557,855	555

OCP
Series 2020-19A, Class A1, CLO, FRN
3M USD LIBOR + 1.75%, 2.07%, 7/20/31 (9)	400,000	401

Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 1.125%, 7/15/27 (9)	443,007	439

Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 1.475%, 7/15/27 (9)	385,000	371

Octagon Investment Partners XXIX
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 1.444%, 1/24/33 (9)	660,000	650

OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 1.283%, 7/17/29 (9)	473,940	467

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.443%, 10/17/29 (9)	640,153	636

Palmer Square
Series 2020-2A, Class A1A, CLO, FRN
3M USD LIBOR + 1.70%, 1.904%, 7/15/31 (9)	390,000	390

Santander Drive Auto Receivables Trust
Series 2019-1, Class B
3.21%, 9/15/23	145,000	146

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (9)	580,000	590

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (9)	27,192	27

Sierra Timeshare Receivables Funding
Series 2016-1A, Class A
3.08%, 3/21/33 (9)	110,551	111

Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (9)	164,152	170

Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (9)	275,000	275

SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 1.945%, 7/25/23	206,349	203

SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 1.745%, 4/25/23	202,626	198

SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (9)	140,586	143

SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 2.112%, 8/16/32 (9)	455,000	462

SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (9)	98,313	101

SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (9)	485,612	495

SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (9)	252,629	266

Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.155%, 4/15/28 (9)	909,320	902

Synchrony Credit Card Master Note Trust
Series 2016-2, Class C
2.95%, 5/15/24	926,939	937

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (9)	365,000	370

Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 1.332%, 10/20/29 (9)	490,000	484

Total Asset-Backed Securities (Cost $27,569)		27,617

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.5%

280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 1.042%, 9/15/34 (9)	317,821	316

Angel Oak Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.238%, 5/25/59 (9)	313,848	317

Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (9)	389,426	392

Angel Oak Mortgage Trust
Series 2020-5, Class A3, CMO, ARM
2.041%, 5/25/65 (9)	200,000	200

Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (9)	117,312	120

Angel Oak Mortgage Trust I
Series 2019-4, Class A3, CMO, ARM
3.301%, 7/26/49 (9)	373,414	377

Ashford Hospitality Trust
Series 2018-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 1.412%, 4/15/35 (9)	345,000	319

Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 1.562%, 4/15/35 (9)	165,000	148

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 1.092%, 12/15/36 (9)	770,000	724

Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M USD LIBOR + 1.25%, 1.412%, 9/15/32 (9)	190,000	178

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D, ARM
1M USD LIBOR + 1.80%, 1.962%, 9/15/32 (9)	230,000	207

BANK
Series 2019-BN21, Class C
3.517%, 10/17/52	180,000	160

BANK
Series 2019-BN22, Class D
2.50%, 11/15/62 (9)	335,000	251

BANK
Series 2020-BN25, Class AS
2.841%, 1/15/63	140,000	150

Barclays Commercial Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 2.322%, 11/25/34 (9)	195,000	180

Barclays Commercial Mortgage Trust
Series 2020-C6, Class AS
2.84%, 2/15/53	150,000	160

Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (9)	200,066	202

Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1, CMO, ARM
3.00%, 3/28/57 (9)	50,197	51

BBCMS Mortgage Trust
Series 2020-C7, Class C, ARM
3.605%, 4/15/53	325,000	333

Benchmark Mortgage Trust
Series 2018-B1, Class AM, ARM
3.878%, 1/15/51	225,000	255

Benchmark Mortgage Trust
Series 2019-B13, Class AM
3.183%, 8/15/57	255,000	277

BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M USD LIBOR + 1.00%, 1.162%, 4/15/34 (9)	535,000	514

Cantor Commercial Real Estate Lending
Series 2019-CF2, Class C, ARM
3.795%, 11/15/52	235,000	224

Century Plaza Towers
Series 2019-CPT, Class D, ARM
3.097%, 11/13/39 (9)	400,000	399

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CIM Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 8/25/49 (9)	209,532	214

Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47	380,000	410

Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48	225,000	242

Citigroup Commercial Mortgage Trust
Series 2017-C4, Class AS
3.764%, 10/12/50	405,000	452

Citigroup Commercial Mortgage Trust
Series 2018-B2, Class C, ARM
4.828%, 3/10/51	275,000	264

Citigroup Commercial Mortgage Trust
Series 2020-555, Class A
2.647%, 12/10/41 (9)	1,000,000	1,062

COLT Mortgage Loan Trust
Series 2018-3, Class A3, CMO, ARM
3.865%, 10/26/48 (9)	122,246	122

COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (9)	176,084	178

COLT Mortgage Loan Trust
Series 2018-4, Class A2, CMO, ARM
4.108%, 12/28/48 (9)	146,216	148

COLT Mortgage Loan Trust
Series 2019-3, Class A1, CMO, ARM
2.764%, 8/25/49 (9)	295,812	299

COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (9)	239,022	239

COLT Mortgage Loan Trust
Series 2020-3, Class A3, CMO, ARM
2.38%, 4/27/65 (9)	382,511	383

Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47	480,000	526

Commercial Mortgage Trust
Series 2015-CR24, Class AM, ARM
4.028%, 8/10/48	230,000	253

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Commercial Mortgage Trust
Series 2015-LC21, Class B, ARM
4.48%, 7/10/48	500,000	532

Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.53%, 7/10/50	250,000	264

Commercial Mortgage Trust
Series 2016-CR28, Class A4
3.762%, 2/10/49	430,000	483

Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49	314,419	335

Commercial Mortgage Trust
Series 2016-DC2, Class A5
3.765%, 2/10/49	370,000	413

Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.525%, 9/25/29	574,078	564

Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 11/25/29	594,937	581

Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 1.175%, 2/25/30	296,907	292

Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 7/25/30	596,935	583

Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 1.075%, 8/25/30	254,273	247

Connecticut Avenue Securities Trust
Series 2020-R02, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 1/25/40 (9)	205,670	205

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 1.762%, 5/15/36 (9)	510,000	502

Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (9)	210,000	216

CSAIL Commercial Mortgage Trust
Series 2019-C17, Class AS
3.278%, 9/15/52	230,000	251

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CSAIL Commercial Mortgage Trust
Series 2019-C17, Class B
3.48%, 9/15/52	270,000	279

DC Office Trust
Series 2019-MTC, Class D, ARM
3.174%, 9/15/45 (9)	430,000	415

Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, CMO, ARM
3.479%, 4/25/58 (9)	174,797	178

Deephaven Residential Mortgage Trust
Series 2018-3A, Class M1, CMO, ARM
4.357%, 8/25/58 (9)	195,000	197

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (9)	231,362	233

Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (9)	304,767	306

FirstKey Mortgage Trust
Series 2014-1, Class B2, CMO, ARM
4.011%, 11/25/44 (9)	155,993	158

Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 3/25/50 (9)	196,047	195

FREMF Mortgage Trust
Series 2018-K73, Class B, ARM
3.984%, 2/25/51 (9)	555,000	617

FREMF Mortgage Trust
Series 2018-K731, Class B, ARM
4.063%, 2/25/25 (9)	605,000	650

FREMF Mortgage Trust
Series 2019-K100, Class B, ARM
3.61%, 11/25/52 (9)	600,000	655

FREMF Mortgage Trust
Series 2019-K92, Class B, ARM
4.337%, 5/25/52 (9)	195,000	224

FREMF Mortgage Trust
Series 2019-K98, Class B, ARM
3.862%, 10/25/52 (9)	280,000	311

Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (9)	178,191	183

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (9)	207,073	214

Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (9)	142,972	144

Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (9)	363,727	371

Galton Funding Mortgage Trust
Series 2019-H1, Class A3, CMO, ARM
2.964%, 10/25/59 (9)	384,399	389

Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (9)	474,229	481

Goldman Sachs Mortgage Securities Trust
Series 2015-GC28, Class AS
3.759%, 2/10/48	305,000	330

Goldman Sachs Mortgage Securities Trust
Series 2017-GS8, Class C, ARM
4.481%, 11/10/50	775,000	768

Goldman Sachs Mortgage Securities Trust
Series 2019-GC40, Class A4
3.16%, 7/10/52	840,000	941

Goldman Sachs Mortgage Securities Trust
Series 2019-GSA1, Class B
3.511%, 11/10/52	665,000	689

Goldman Sachs Mortgage Securities Trust
Series 2019-SOHO, Class C, ARM
1M USD LIBOR + 1.30%, 1.462%, 6/15/36 (9)	635,000	610

Goldman Sachs Mortgage Securities Trust
Series 2020-GC47, Class B, ARM
3.571%, 5/12/53	305,000	319

Goldman Sachs Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.452%, 7/25/44 (9)	37,272	37

Goldman Sachs Mortgage-Backed Securities Trust
Series 2019-PJ1, Class A8, CMO, ARM
4.00%, 8/25/49 (9)	375,000	387

Goldman Sachs Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
3.00%, 8/25/50 (9)	542,912	559

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 1.196%, 12/15/36 (9)	370,000	356

Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 1.795%, 12/15/36 (9)	335,000	308

Hilton Orlando Trust
Series 2018-ORL, Class A, ARM
1M USD LIBOR + 0.77%, 0.932%, 12/15/34 (9)	695,000	664

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (9)	299,221	303

Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (9)	338,985	343

Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (9)	255,937	258

Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (9)	263,539	263

Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (9)	329,736	330

Hudson Yards Mortgage Trust
Series 2019-30HY, Class B, ARM
3.38%, 7/10/39 (9)	365,000	398

Hudson Yards Mortgage Trust
Series 2019-30HY, Class D, ARM
3.558%, 7/10/39 (9)	400,000	413

InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 0.862%, 1/15/33 (9)	230,000	225

JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2014-C19, Class AS, ARM
4.243%, 4/15/47	350,000	379

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (9)	145,000	153

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (9)	196,571	203

JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50 (9)	308,854	315

JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (9)	356,988	368

JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM
3.50%, 8/25/50 (9)	291,301	299

JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50 (9)	189,297	196

JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50 (9)	416,453	429

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (9)	70,266	71

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class 300A
3.749%, 8/15/31	225,000	237

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48	125,000	138

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47	320,000	354

Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.166%, 5/15/48	55,000	61

Morgan Stanley Capital I Trust
Series 2017-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 1.412%, 11/15/34 (9)	590,000	550

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, CMO, ARM
3.675%, 1/25/49 (9)	290,787	296

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A3, CMO, ARM
3.928%, 1/25/49 (9)	294,020	296

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (9)	293,203	299

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A2, CMO, ARM
3.701%, 4/25/49 (9)	121,166	122

New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (9)	609,882	625

New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (9)	353,534	361

OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 6/25/59 (9)	284,395	296

OBX Trust
Series 2019-EXP3, Class 1A8, CMO, ARM
3.50%, 10/25/59 (9)	213,323	219

OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (9)	256,828	264

OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 2/25/60 (9)	101,346	100

OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (9)	678,860	695

Palisades Center Trust
Series 2016-PLSD, Class A
2.713%, 4/13/33 (9)	485,000	378

RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 1.312%, 3/15/36 (9)	31,722	30

Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (9)	111,451	110

Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.483%, 4/25/43	504,702	514

Sequoia Mortgage Trust
Series 2017-5, Class B1, CMO, ARM
3.827%, 8/25/47 (9)	226,880	234

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (9)	269,255	275

Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (9)	82,654	84

Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (9)	241,455	247

Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (9)	210,089	215

SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (9)	278,444	281

Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (9)	453,272	467

Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (9)	299,021	304

Starwood Mortgage Residential Trust
Series 2019-1, Class A2, CMO, ARM
3.146%, 6/25/49 (9)	286,545	291

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (9)	239,474	245

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A2, CMO, ARM
3.651%, 2/25/49 (9)	299,889	306

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (9)	409,561	414

Structured Agency Credit Risk Debt Notes
Series 2020-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 1.55%, 1.725%, 7/25/50 (9)	215,000	216

Structured Agency Credit Risk Debt Notes
Series 2014-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 2.20%, 2.375%, 9/25/24	78,724	79

Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M3, CMO, ARM
1M USD LIBOR + 4.70%, 4.875%, 4/25/28	510,701	531

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Structured Agency Credit Risk Debt Notes
Series 2015-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 1.95%, 2.125%, 5/25/25	78,986	79

Structured Agency Credit Risk Debt Notes
Series 2016-HQA3, Class M2, CMO, ARM
1M USD LIBOR + 1.35%, 1.525%, 3/25/29	21,293	21

Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 1.375%, 10/25/29	148,043	148

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M2AT, CMO, ARM
1M USD LIBOR + 1.05%, 1.225%, 7/25/30	389,123	381

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.975%, 12/25/30 (9)	86,206	86

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 9/25/48 (9)	378	—

Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 9/25/30	282,520	271

Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.425%, 2/25/47 (9)	293,003	284

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.811%, 5/25/48 (9)	79,758	79

Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M2, CMO, ARM
4.14%, 8/25/48 (9)	301,546	298

Structured Agency Credit Risk Debt Notes
Series 2020- DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 2/25/50 (9)	171,228	171

Structured Agency Credit Risk Debt Notes
Series 2020-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.675%, 6/25/50 (9)	245,000	246

Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.658%, 8/25/50 (9)	500,000	501

Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (9)	65,063	65

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (9)	81,647	82

Towd Point Mortgage Trust
Series 2015-4, Class M1, CMO, ARM
3.75%, 4/25/55 (9)	575,000	609

Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (9)	61,119	62

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (9)	89,770	91

Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (9)	145,451	149

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (9)	108,242	111

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (9)	66,741	69

Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (9)	70,561	73

Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 0.775%, 2/25/57 (9)	115,072	115

Towd Point Mortgage Trust
Series 2018-SJ1, Class A1, CMO, ARM
4.00%, 10/25/58 (9)	183,519	185

Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (9)	179,535	182

Verus Securitization Trust
Series 2018-INV1, Class A2, CMO, ARM
3.849%, 3/25/58 (9)	69,455	70

Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (9)	316,127	320

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (9)	408,021	416

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Verus Securitization Trust
Series 2019-2, Class A3, CMO, ARM
3.448%, 5/25/59 (9)	630,421	641

Verus Securitization Trust
Series 2019-3, Class A3, CMO, STEP
3.04%, 7/25/59 (9)	206,623	209

Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (9)	319,729	327

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (9)	202,142	207

Verus Securitization Trust
Series 2019-INV2, Class A2, CMO, ARM
3.117%, 7/25/59 (9)	452,387	461

Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (9)	685,227	694

Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (9)	327,681	334

Verus Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
3.889%, 3/25/60 (9)	100,000	104

Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (9)	284,418	285

Vista Point Securitization Trust
Series 2020-2, Class M1, CMO, ARM
3.401%, 4/25/65 (9)	235,000	235

Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class C, ARM
4.357%, 6/15/48	825,000	767

Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.437%, 7/15/58	95,000	89

Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class AS
3.184%, 7/15/48	695,000	742

Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50	1,165,000	1,232

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class B, ARM
4.188%, 11/15/50	471,000	500

Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A4
3.311%, 6/15/52	940,000	1,065

Wells Fargo Commercial Mortgage Trust
Series 2019-C53, Class B, ARM
3.514%, 10/15/52	290,000	306

Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class B
3.671%, 12/15/52	200,000	213

Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class C
3.81%, 12/15/52	200,000	195

Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.584%, 9/15/31 (9)	570,000	567

Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class B, ARM
2.786%, 9/15/31 (9)	170,000	164

Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class B
3.139%, 2/15/53	615,000	621

WFRBS Commercial Mortgage Trust
Series 2013-C11, Class C, ARM
4.342%, 3/15/45	575,000	581

WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47	103,000	109

WFRBS Commercial Mortgage Trust
Series 2014-C20, Class A4
3.723%, 5/15/47	217,271	230

WFRBS Commercial Mortgage Trust
Series 2014-C22, Class AS, ARM
4.069%, 9/15/57	430,000	468

Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (9)	420,000	464

Total Non-U.S. Government Mortgage-Backed Securities (Cost $60,241)		60,936

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 2.5%
U. S. GOVERNMENT AGENCY OBLIGATIONS 1.9% (11)
Federal Home Loan Mortgage
2.50%, 4/1/30	229,512	243
3.00%, 12/1/42 - 2/1/47	2,268,724	2,434
3.50%, 8/1/42 - 3/1/46	1,952,820	2,118
4.00%, 8/1/40 - 12/1/41	914,254	1,007
4.50%, 6/1/39 - 10/1/41	649,816	726
5.00%, 1/1/24 - 8/1/40	247,039	282
6.00%, 8/1/21 - 8/1/38	160,036	186
6.50%, 11/1/29 - 7/1/35	34,863	39
7.00%, 10/1/25 - 6/1/32	6,628	8
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 2.725%, 7/1/35	5,457	5
12M USD LIBOR + 1.746%, 3.745%, 2/1/37	33,982	36
12M USD LIBOR + 1.75%, 3.75%, 2/1/35	47,218	50
12M USD LIBOR + 1.831%, 3.88%, 1/1/37	14,801	15
12M USD LIBOR + 1.785%, 4.035%, 9/1/32	679	1
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50	368,184	57
Federal Home Loan Mortgage, UMBS
3.00%, 5/1/31 - 6/1/50	1,099,555	1,172
4.00%, 1/1/50 - 2/1/50	813,608	868
4.50%, 5/1/50	133,476	145
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46	174,255	185
3.50%, 6/1/42 - 5/1/46	2,196,488	2,378
4.00%, 11/1/40	534,894	583
Federal National Mortgage Assn. , ARM, 12M USD LIBOR +
1.888%, 2.637%, 8/1/36	21,572	22
Federal National Mortgage Assn. , CMO, 4.00%, 6/25/44	279,841	287
Federal National Mortgage Assn. , CMO, IO, 6.50%, 2/25/32	4,525	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Federal National Mortgage Assn. , UMBS
2.50%, 1/1/32 - 5/1/32	601,627	641
3.00%, 8/1/27 - 7/1/50	7,144,824	7,680
3.50%, 11/1/32 - 7/1/50	4,930,092	5,301
4.00%, 11/1/40 - 1/1/50	4,194,869	4,597
4.50%, 12/1/20 - 5/1/50	2,257,226	2,492
5.00%, 9/1/23 - 11/1/44	745,829	858
5.50%, 11/1/34 - 9/1/41	777,197	913
6.00%, 5/1/21 - 1/1/41	500,694	590
6.50%, 8/1/23 - 5/1/40	395,541	460
7.00%, 9/1/30 - 4/1/32	5,618	6
8.50%, 11/1/21	5	—
UMBS, TBA
2.00%, 9/1/50 (12)	2,660,000	2,743
2.50%, 9/1/35 - 9/1/50 (12)	5,250,000	5,525
3.50%, 9/1/35 (12)	615,000	650
4.50%, 9/1/50 (12)	875,000	945
		46,249

U. S. GOVERNMENT OBLIGATIONS 0.6%
Government National Mortgage Assn.
3.00%, 9/15/42 - 7/20/50	4,199,682	4,401
3.50%, 11/20/42 - 4/20/48	3,144,054	3,392
4.00%, 2/20/41 - 1/20/48	2,049,454	2,223
4.50%, 11/20/39 - 10/20/49	1,087,785	1,200
5.00%, 7/20/39 - 7/20/48	1,472,467	1,645
5.50%, 10/20/32 - 3/20/49	703,307	791
6.00%, 8/20/34 - 12/20/38	334,260	385
6.50%, 4/15/27 - 2/15/29	3,189	3
7.00%, 9/20/27	1,484	2
7.50%, 1/15/30	3,503	4

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
8.00%, 9/15/22 - 10/20/25	317	—
Government National Mortgage Assn. , CMO, 3.00%, 11/20/47-
12/20/47	334,931	350
Government National Mortgage Assn. , CMO, IO
3.50%, 5/20/43	199,635	29
4.00%, 5/20/37 - 2/20/43	278,620	22
4.50%, 12/20/39	24,060	1
Government National Mortgage Assn. , TBA, 4.00%, 9/20/50
(12)	104,000	111
		14,559

Total U. S. Government & Agency Mortgage-Backed Securities (Cost $58,860)		60,808

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 2.2%
U. S. TREASURY OBLIGATIONS 2.2%
U. S. Treasury Bonds, 2.00%, 2/15/50	1,500,000	1,687
U. S. Treasury Bonds, 2.375%, 11/15/49	4,530,000	5,502
U. S. Treasury Bonds, 3.00%, 2/15/49	1,650,400	2,244
U. S. Treasury Notes, 0.125%, 5/15/23	4,130,000	4,127
U. S. Treasury Notes, 0.25%, 5/31/25	3,215,000	3,214
U. S. Treasury Notes, 0.25%, 8/31/25	4,320,000	4,315
U. S. Treasury Notes, 0.50%, 3/31/25	1,740,000	1,760
U. S. Treasury Notes, 1.375%, 10/15/22 (13)	15,285,000	15,681
U. S. Treasury Notes, 1.50%, 9/15/22	4,740,000	4,871
U. S. Treasury Notes, 1.50%, 1/15/23	5,455,000	5,631
U. S. Treasury Notes, 1.50%, 2/15/30	1,630,000	1,754
U. S. Treasury Notes, 1.625%, 11/15/22	2,620,000	2,705
U. S. Treasury Notes, 1.625%, 12/15/22	1,905,000	1,970
		55,461

Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$53,407)		55,461

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%

CNAC HK Finbridge, 4.625%, 3/14/23	560,000	601
Saudi Arabian Oil, 3.50%, 4/16/29 (9)	550,000	606
Saudi Arabian Oil, 4.375%, 4/16/49 (9)	400,000	484
State Grid Overseas Investment, 2.75%, 5/4/22 (9)	1,060,000	1,092
Total Foreign Government Obligations & Municipalities (Cost $2,561)		2,783

BOND MUTUAL FUNDS 16.9%
T. Rowe Price Dynamic Global Bond Fund - I Class, 2.11%
(14)(15)	10,136,138	99,233
T. Rowe Price Inflation Protected Bond Fund - I Class, 3.88%
(14)(15)	531	7
T. Rowe Price Institutional Emerging Markets Bond Fund,
4.46% (14)(15)	8,975,195	74,315
T. Rowe Price Institutional Floating Rate Fund, 3.66% (14)(15)	3,498,751	33,203
T. Rowe Price Institutional High Yield Fund, 3.79% (14)(15)	8,493,490	72,874
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.20% (14)(15)	10,202,714	104,272
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 4.12% (14)(15)	10,108	53
T. Rowe Price U. S. Treasury Long-Term Fund - I Class, 1.10%
(14)(15)	2,069,379	31,537
Total Bond Mutual Funds (Cost $407,229)		415,494

EQUITY MUTUAL FUNDS 5.8%
T. Rowe Price Institutional Emerging Markets Equity Fund (14)	2,611,309	110,485
T. Rowe Price Real Assets Fund - I Class (14)	2,853,518	32,216
Total Equity Mutual Funds (Cost $95,084)		142,701

PRIVATE INVESTMENT COMPANIES 4.8%
Blackstone Partners Offshore Fund (1)(5)	99,406	118,937
Total Private Investment Companies (Cost $100,235)		118,937

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 4.0%
MONEY MARKET FUNDS 4.0%
T. Rowe Price Treasury Reserve Fund, 0.14% (14)(16)	99,058,405	99,058
Total Short-Term Investments (Cost $99,058)		99,058

SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.17% (14)(16)	461,031	4,610
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		4,610
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 0.17% (14)(16)	5,363	54
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		54
Total Securities Lending Collateral (Cost $4,664)		4,664

Total Investments in Securities 100.4%
(Cost $1,804,417)		$2,469,791
Other Assets Less Liabilities (0.4)%		(8,714)
Net Assets 100.0%		$2,461,077

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1) Non-income producing
(2)	All or a portion of this security is pledged to cover or as collateral for written call options at August 31, 2020.
(3)	All or a portion of this security is on loan at August 31, 2020.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $7,418 and represents 0.3% of net assets.
(5)	Level 3 in fair value hierarchy.
(6)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(7)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8)	Perpetual security with no stated maturity date.
(9)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $95,153 and represents 3.9% of net assets.
(10)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(11)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(12)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $9,974 and represents 0.4% of net assets.
(13)	At August 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14)	Affiliated Companies
(15)	SEC 30-day yield
(16)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
CAD	Canadian Dollar
CDI	CHESS or CREST Depositary Interest
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
IO	Interest-only security for which the fund receives interest on notional principal

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.1)%
Description	Contracts	Notional Amount	Value
S&P 500 Index, Call, 10/16/20 @ $3,500	335	117,260	$ (3,218)
Total Options Written (Premiums $(3,181))			$ (3,218)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

(Amounts In 000s, except Market Price)
SWAPS 0.0%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS 0.0%

Credit Default Swaps, Protection Sold 0.0%

Bank of America, N. A. , Protection Sold (Relevant
Credit: Boeing, 8.75%, 8/15/21, $107.34*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/21	1,025	(22)	7	(29)

Barclays Bank, Protection Sold (Relevant Credit:
Devon Energy, 7.95%, 4/15/32, $130.00*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	40	(1)	—	(1)

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/9/22, $103.87*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20	445	1	1	—

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Chile, 3.24%, 2/6/28, $111.78*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25	1,315	29	(7)	36

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 3.70%, 1/8/22,
$103.73*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	1,164	6	(48)	54

BNP Paribas, Protection Sold (Relevant Credit:
Republic of Chile, 3.24%, 2/6/28, $111.78*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25	775	17	(8)	25

Citibank, Protection Sold (Relevant Credit: Devon
Energy, 7.95%, 4/15/32, $130.00*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24	85	(1)	—	(1)

Citibank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$158.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	607	(3)	(35)	32

Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/9/22,
$103.87*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/20	365	—	—	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, 3.70%, 1/8/22,
$103.73*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	99	—	(4)	4

HSBC Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 3.70%, 1/8/22,
$103.73*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	226	1	(12)	13

JPMorgan Chase, Protection Sold (Relevant
Credit: Barclays Bank, 2.65%, 1/11/21, $99.75*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR)	88	2	1	1

Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32,
$130.00*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	50	(1)	—	(1)

Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Colombia, 10.38%, 1/28/33,
$158.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	1,000	(6)	(97)	91

Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Indonesia, 3.70%, 1/8/22,
$103.73*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	2,047	10	(105)	115

Total Bilateral Credit Default Swaps, Protection Sold			(307)	339

Total Bilateral Swaps			(307)	339

* Market price at August 31, 2020.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

(Amounts In 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S34, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25	35,915	667	(39)	706
Total Centrally Cleared Credit Default Swaps, Protection Sold				706

Net payments (receipts) of variation margin to date				(674)

Variation margin receivable (payable) on centrally cleared
swaps				$32

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Bank of America	11/20/20	EUR	177USD	211	$ 1
Barclays Bank	10/23/20	GBP	310USD	393	22
Barclays Bank	10/23/20	JPY	34,485USD	322	4
Citibank	10/23/20	AUD	1,015USD	716	32
Citibank	10/23/20	NOK	3,905USD	430	17
Citibank	11/20/20	SEK	6,475USD	747	3
Citibank	11/20/20	USD	1,998EUR	1,682	(12)
Credit Suisse	10/23/20	CHF	365USD	390	14
Goldman Sachs	10/23/20	CAD	145USD	109	2
Goldman Sachs	10/23/20	CHF	95USD	105	—
HSBC Bank	10/23/20	CAD	965USD	717	23
HSBC Bank	10/23/20	NZD	775USD	512	10
JPMorgan Chase	10/23/20	CHF	300USD	324	9
JPMorgan Chase	10/23/20	GBP	255USD	325	16
JPMorgan Chase	10/23/20	JPY	42,035USD	393	5
JPMorgan Chase	10/23/20	NOK	3,680USD	393	29
JPMorgan Chase	10/23/20	NZD	485USD	323	3
State Street	10/23/20	GBP	75USD	98	2
State Street	11/20/20	SEK	805USD	93	—
UBS Investment Bank	10/23/20	AUD	150USD	108	3
UBS Investment Bank	10/23/20	JPY	11,525USD	109	—
Net unrealized gain (loss) on open forward
currency exchange contracts					$ 183

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 88 MSCI EAFE Index contracts	9/20	(8,361)	$(533)
Long, 219 S&P 500 E-Mini Index contracts	9/20	38,313	1,435
Long, 161 U. S. Treasury Long Bond contracts	12/20	28,291	(329)
Short, 105 U. S. Treasury Notes five year contracts	12/20	(13,233)	(12)
Long, 85 U. S. Treasury Notes ten year contracts	12/20	11,836	31
Long, 85 U. S. Treasury Notes two year contracts	12/20	18,780	3
Long, 68 Ultra U. S. Treasury Bonds contracts	12/20	15,022	(171)
Short, 155 Ultra U.S. Treasury Notes ten year
contracts	12/20	(24,713)	24
Net payments (receipts) of variation margin to date			(210)

Variation margin receivable (payable) on open futures contracts			$238

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Dynamic Global
Bond Fund - I Class	$—	$1,275	$478
T. Rowe Price Inflation Protected
Bond Fund - I Class	—	—	—
T. Rowe Price Institutional
Emerging Markets Bond Fund	(24)	6,268	738
T. Rowe Price Institutional
Emerging Markets Equity Fund	1,246	17,714	—
T. Rowe Price Institutional
Floating Rate Fund	(238)	897	341
T. Rowe Price Institutional High
Yield Fund	—	2,889	920
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	—	2,176	364
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class	—	2	—
T. Rowe Price Real Assets Fund
- I Class	(53)	3,520	—
T. Rowe Price U. S. Treasury
Long-Term Fund - I Class	—	(243)	124
T. Rowe Price Short-Term Fund	—	—	—++
T. Rowe Price Treasury Reserve
Fund	—	—	42
Totals	$931#	$34,498	$3,007+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

Affiliated Companies (Continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/20	Cost	Cost	8/31/20
T. Rowe Price Dynamic
Global Bond Fund - I Class	$ 91,729	$6,229	$—	$ 99,233
T. Rowe Price Inflation
Protected Bond Fund - I
Class	7	—	—	7
T. Rowe Price Institutional
Emerging Markets Bond
Fund	67,582	739	274	74,315
T. Rowe Price Institutional
Emerging Markets Equity
Fund	104,625	—	11,854	110,485
T. Rowe Price Institutional
Floating Rate Fund	34,478	1,311	3,483	33,203
T. Rowe Price Institutional
High Yield Fund	62,070	7,915	—	72,874
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	89,731	12,365	—	104,272
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class	51	—	—	53
T. Rowe Price Real Assets
Fund - I Class	30,748	—	2,052	32,216
T. Rowe Price U. S. Treasury
Long-Term Fund - I Class	24,657	7,123	—	31,537
T. Rowe Price Short-Term
Fund	9,157	¤	¤	4,664
T. Rowe Price Treasury
Reserve Fund	64,429	¤	¤	99,058
Total				$ 661,917	^
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $3,007 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $606,035.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Spectrum Moderate Allocation Fund (the fund), formerly the Personal Strategy Balanced Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 344,449	$ —	$ 344,449
Bond Mutual Funds	415,494	—	—	415,494
Common Stocks	1,019,955	318,282	2,292	1,340,529
Convertible Preferred Stocks	—	790	3,169	3,959
Equity Mutual Funds	142,701	—	—	142,701
Private Investment Companies	—	—	118,937	118,937
Securities Lending Collateral	4,664	—	—	4,664
Short-Term Investments	99,058	—	—	99,058
Total Securities	1,681,872	663,521	124,398	2,469,791
Swaps	—	98	—	98
Forward Currency Exchange Contracts	—	195	—	195
Futures Contracts	238	—	—	238
Total	$1,682,110	$ 663,814	$ 124,398	$ 2,470,322
Liabilities
Options Written	$—	$ 3,218	$ —	$ 3,218
Swaps	—	34	—	34
Forward Currency Exchange Contracts	—	12	—	12
Total	$—	$ 3,264	$ —	$ 3,264

[1] Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Non-
U. S. Government Mortgage-Backed Securities, U. S. Government & Agency Mortgage-Backed Securities, U. S.
Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2020, totaled $6,201,000 for the period ended August 31, 2020.
During the period, transfers out of Level 3 were because observable market data became available for the security.

($000s)		Gain
	Beginning	(Loss)			Transfers	Ending
	Balance	During	Total	Total	Out of	Balance
	6/1/20	Period	Purchases	Sales	Level 3	8/31/20
Investment in Securities
Common Stocks	$2,259	$158	$–	$(125)	$–	$2,292
Convertible Preferred Stocks	2,423	470	571	(58)	(237)	3,169
Private Investment
Companies	121,336	5,601	3,000	(11,000)	–	118,937

Total	$126,018	$6,229	$3,571	$(11,183)	$(237)	$124,398

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in Securities	Market	Valuation	Significant Unobservable Input(s)	Value or Range of	Weighted Average of	Impact to Valuation
	Value	Technique(s) +		Input(s)	Input(s) *	from an Increase in
	(000s)					Input**
Common Stock	$2,292	Recent comparable	Discount factor	-#	-#	-#
		transaction price(s)
			Market performance adjustment	14% - 26%	19%	Decrease

		Market comparable	Enterprise value to sales multiple	7.2x	7.2x	Increase
			Discount for lack of marketability	10%	10%	Decrease
			Projected enterprise value to gross profit	11.9x	11.9x	Increase
			multiple
			Projected enterprise value to EBITDA	10.4x	10.4x	Increase
			multiple
			Enterprise value to gross profit multiple	8.2x - 18.4x	18.0x	Increase
			Enterprise value to EBITDA multiple	7.9x	7.9x	Increase
			Discount rate for cost of equity	25%	25%	Decrease
			Market performance adjustment	14% - 26%	17%	Decrease

		Options pricing model	Discount for lack of marketability	10%	10%	Decrease
			Risk-free rate	4%	4%	Increase
			Volatility	23%	23%	Increase
			Market performance adjustment	26%	26%	Decrease

		Expected present value	Discount rate for cost of equity	23%	23%	Decrease

Convertible Preferred Stocks	$3,169	Recent comparable	Discount factor	-#	-#	-#
		transaction price(s)
			Market performance adjustment	26%	26%	Decrease

		Market comparable	Enterprise value to sales multiple	4.3x - 17.5x	10.0x	Increase
			Discount for lack of marketability	10%	10%	Decrease
			Projected enterprise value to gross profit	11.9x	11.9x	Increase
			multiple
			Discount rate for cost of equity	25%	25%	Decrease
			Sales growth rate	12% - 32%	26%	Increase
			Gross profit growth rate	15% - 25%	21%	Increase
			Enterprise value to gross profit multiple	7.3x - 10.2x	8.4x	Increase
			Market performance adjustment	26%	26%	Decrease

Private Investment	$118,937	Rollforward of Investee	Estimated return	0.71%	0.71%	Increase
Companies		NAV

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

* Unobservable inputs were weighted by the relative fair value of the instruments.

** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

+ Valuation techniques may change in order to reflect management's judgment of current market participant assumptions.